Schedule of Information about Services Income and Services Expense (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Revenues from asset management and servicing	¥ 214,372	¥ 126,492	¥ 15,265
Revenues from automobile related business	70,442	63,072	59,659
Revenues from facilities management related business	115,177	111,228	102,298
Revenues from environment and energy related business	62,286	49,552	17,192
Revenues from real estate management and contract work	171,562	28,243	3,057
Revenues from commissions for M&A advisory services, financing advice, financial restructuring advisory services and related services	78,342	58,892	42,556
Other	53,367	53,036	42,174
Services income	765,548	490,515	282,201
Expenses from asset management and servicing	52,825	36,150	593
Expenses from automobile related business	43,163	39,767	39,179
Expenses from facilities management related business	99,582	93,521	82,694
Expenses from environment and energy related business	51,436	41,712	13,306
Expenses from real estate management and contract work	152,447	22,626	1,056
Other	26,223	26,502	23,039
Services expense	¥ 425,676	¥ 260,278	¥ 159,867